Subsequent Events Additional (Details) (USD $) In Millions, except Share data, unless otherwise specified		1 Months Ended
	Dec. 31, 2013	Mar. 31, 2014 Subsequent Event	Mar. 31, 2014 Subsequent Event Minimum	Mar. 31, 2014 Subsequent Event Maximum	Mar. 31, 2014 Subsequent Event Revolving Credit Facility	Mar. 31, 2014 Subsequent Event Secured Debt
Subsequent Event [Line Items]
Approximate total amount that can be advanced under line of credit	$ 0.3				$ 10.0	$ 10.0
Number of shares to be issued upon exercise of warrants		1,000,000
Promissory note Issuance date		Mar. 31, 2014
Term loan		$ 10.0
Term loan, maturity date		Mar. 31, 2017
Additional interest above base rate			2.75%	6.00%
Interest payment beginning date		May 01, 2015
Debt Instrument, Frequency of Periodic Payment		24 equal monthly installments beginning on May 1, 2015